Expense Example - Class A Class C and Institutional Class - Precious Metals Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	631	959	1,309	2,295	340	739	1,265	2,706